Sales, General and Administrative Expenses (Details) - Schedule of sales, general and administrative expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Sales General And Administrative Expenses Abstract
Salaries, wages and related expenses	$ 1,845	$ 1,762	$ 1,332
Share-based payments (see also Note 11)	1,333	1,047	1,147
Legal fees in connection with ISA investigation and class action lawsuits (see also Note 13B)	135	12	43
Reimbursement of legal fees	(63)	(66)	(182)
Other professional fees	750	1,222	1,215
Board member remuneration and insurance	1,152	1,033	962
Board member share-based payments	311	478	742
Maintenance expenses	120	55	58
Travel and car expenses	144	133	76
Depreciation	201	231	235
Other	355	200	373
Sales, General and Administrative Expenses total	$ 6,283	$ 6,107	$ 6,001